Subsequent Event - Additional Information (Detail) - EUR (€)	Jul. 09, 2019	Jun. 30, 2019
Statement [LineItems]
Debt instrument face amount		€ 2,373,000,000
Constellium SE senior unsecured notes (Issued May 2014, due 2021) [member]
Statement [LineItems]
Debt instrument face amount		€ 300,000,000
Interest rate on debt		5.16%
Partial Redemption [member] | Constellium SE senior unsecured notes (Issued May 2014, due 2021) [member]
Statement [LineItems]
Debt instrument face amount	€ 100,000,000
Interest rate on debt	4.625%
Debt redemption price	100.00%